QUARTERLY FINANCIAL DATA - Consolidated Balance Sheet (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 03, 2020	Jun. 02, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 586,986		$ 840,913	$ 907,530	$ 698,386			$ 85,688
Restricted cash and cash equivalents – current	0		4,365	10,952	8,896			0
Accounts receivable, net			0	249	424			658
Prepaid in-kind services	6,041		46,271	63,358	60,000			0
Prepaid expenses and other current assets	13,329		5,368	3,716	4,593			4,535
Total current assets	610,000		896,917	985,805	772,299			90,881
Restricted cash and cash equivalents – non-current	0		4,000	4,000	0			4,144
Long-term deposits	25,078		17,687	17,453	10,478			13,276
Property, plant and equipment, net	200,655		71,401	63,451	62,049			53,378
Intangible assets, net	97,181		50,050	62,466	62,481			62,513
Goodwill	5,238		5,238	5,238	5,238			5,238
Prepaid in-kind services and other assets				19	14,759
Total assets	1,000,522		1,053,713	1,138,432	927,304			229,430
Current liabilities
Accounts payable	57,251		29,364	10,277	7,575			5,113
Accrued expenses and other current liabilities	170,884		18,809	22,894	14,263			11,425
Customer deposits				6,913	4,982
Term note, current	0		4,100	4,100	4,100			0
Total current liabilities	253,098		52,273	44,184	30,920			16,538
Term note - non-current			0	0	0			4,100
Finance lease liabilities	428		13,956	14,237	14,506
Other long-term liabilities	34,732		0		0			12,212
Warrant liability				13,110	50,855
Deferred tax liabilities, net	10		8	1,076	1,074			1,072
Total liabilities	292,696		73,572	72,607	97,355			33,922
Stockholders' equity
Preferred stock, $0.0001 par value, 150,000,000 shares authorized, no shares issued and outstanding as of September 30, 2021 and December 31, 2020	0		0	0	0			0
Common stock, $0.0001 par value, 600,000,000 shares authorized, 404,306,242 and 391,041,347 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	40		39	39	36			27
Additional paid-in capital	1,799,101		1,540,037	1,483,724	1,168,147			383,961
Accumulated deficit	(1,091,196)		(560,174)	(417,938)	(338,234)			(188,480)
Total stockholders' equity	707,826	$ 844,777	980,141	1,065,823	829,947			195,508	$ 186,240	$ 41,856
Total liabilities and stockholders' equity	$ 1,000,522		$ 1,053,713	$ 1,138,432	$ 927,304			$ 229,430
Preferred stock, par or stated value per share (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	150,000,000		150,000,000	150,000,000	150,000,000	150,000,000		150,000,000
Preferred stock, shares issued (in shares)	0		0	0	0			0
Preferred stock, shares outstanding (in shares)	0		0	0	0			0
Common stock, par or stated value per share (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	600,000,000		600,000,000	600,000,000	600,000,000	600,000,000		600,000,000
Common stock, shares issued (in shares)	404,306,242		391,041,347	384,083,110	360,910,639			270,826,092
Common stock, shares outstanding (in shares)	404,306,242		391,041,347	384,083,110	360,910,639	360,904,478	151,831,441	270,826,092
As Previously Reported
Current assets
Cash and cash equivalents				$ 907,530	$ 698,386
Restricted cash and cash equivalents – current				10,952	8,896
Accounts receivable, net				249	424
Prepaid in-kind services				63,358	60,000
Prepaid expenses and other current assets				3,716	4,593
Total current assets				985,805	772,299
Restricted cash and cash equivalents – non-current				4,000	0
Long-term deposits				17,453	10,478
Property, plant and equipment, net				63,451	62,049
Intangible assets, net				62,466	62,481
Goodwill				5,238	5,238
Prepaid in-kind services and other assets				19	14,759
Total assets				1,138,432	927,304
Current liabilities
Accounts payable				10,277	7,575
Accrued expenses and other current liabilities				22,894	14,263
Customer deposits				6,913	4,982
Term note, current				4,100	4,100
Total current liabilities				44,184	30,920
Term note - non-current				0	0
Finance lease liabilities				14,237	14,506
Other long-term liabilities					0
Warrant liability				0	0
Deferred tax liabilities, net				1,076	1,074
Total liabilities			$ 66,237	59,497	46,500
Stockholders' equity
Preferred stock, $0.0001 par value, 150,000,000 shares authorized, no shares issued and outstanding as of September 30, 2021 and December 31, 2020				0	0
Common stock, $0.0001 par value, 600,000,000 shares authorized, 404,306,242 and 391,041,347 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively				39	36
Additional paid-in capital			1,560,820	1,505,422	1,189,845
Accumulated deficit			(573,622)	(426,526)	(309,077)
Total stockholders' equity			987,476	1,078,935	880,804			$ (188,479)		$ (31,206)
Total liabilities and stockholders' equity			1,053,713	1,138,432	927,304
Adjustments
Current assets
Cash and cash equivalents				0	0
Restricted cash and cash equivalents – current				0	0
Accounts receivable, net				0	0
Prepaid in-kind services				0	0
Prepaid expenses and other current assets				0	0
Total current assets				0	0
Restricted cash and cash equivalents – non-current				0	0
Long-term deposits				0	0
Property, plant and equipment, net				0	0
Intangible assets, net				0	0
Goodwill				0	0
Prepaid in-kind services and other assets				0	0
Total assets				0	0
Current liabilities
Accounts payable				0	0
Accrued expenses and other current liabilities				0	0
Customer deposits				0	0
Term note, current				0	0
Total current liabilities				0	0
Term note - non-current				0	0
Finance lease liabilities				0	0
Other long-term liabilities					0
Warrant liability				13,110	50,855
Deferred tax liabilities, net				0	0
Total liabilities			7,335	13,110	50,855
Stockholders' equity
Preferred stock, $0.0001 par value, 150,000,000 shares authorized, no shares issued and outstanding as of September 30, 2021 and December 31, 2020				0	0
Common stock, $0.0001 par value, 600,000,000 shares authorized, 404,306,242 and 391,041,347 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively				0	0
Additional paid-in capital			(20,783)	(21,698)	(21,698)
Accumulated deficit			13,448	8,588	(29,157)
Total stockholders' equity			(7,335)	(13,110)	(50,855)
Total liabilities and stockholders' equity			$ 0	$ 0	$ 0